Leases - Summary of Weighted Average Lease Terms and Discount Rates (Detail)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term	7 years 9 months 18 days	8 years 3 months 18 days	1 year 1 month 6 days
Weighted-average discount rates	13.30%	12.80%	8.50%